24. Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2018
Shareholders Equity Tables Abstract
Schedule of subscribed and paid up capital
	2018	2017
Net value paid up	9,866,298	9,866,298

Value paid up	9,913,415	9,913,415
(-) Funding costs	(47,117)	(47,117)

Number of common shares	2,421,032,479	2,421,032,479

Schedule of reserves
	2018	2017

	412,091	416,161

Special goodwill reserve	380,560	380,560
Stock options	31,531	35,601

Schedule of dividends calculation
	2018	2017

Net income for the year	2,545,101	1,234,507
(-) Tax incentives not to be distributed	(146,455)	(112,493)
(-) Legal reserve constitution	(119,932)	(61,725)
Revised profit	2,278,714	1,060,289

Minimum dividends calculated considering 25% of the revised profit	569,679	265,072

Breakdown of dividends payable and interest on equity:
Interest on shareholders’ equity	849,994	189,991
Dividends	-	103,325
Total dividends and interest on shareholders’ equity distributed and proposed	849,994	293,316
IRRF on interest on shareholders’ equity	(125,757)	(28,244)
Total dividends and interest on shareholders’ equity, net	724,237	265,072

Dividends per share (Reais per share), net of IRRF	0.30	0.11